Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,404,023	$ 8,726,341
Short-term investment	17,540	19,255
Trade and other receivables	4,919,568	7,599,584
Prepaid expenses	2,937,662	3,983,427
Inventories	16,942,808	17,059,406
Total current assets	28,221,601	37,388,013
Property, plant and equipment	1,862,667	21,448,123
Operating lease right-of-use assets	2,144,362	2,295,263
Intangible assets	17,343,178	21,655,035
Goodwill	14,396,380	22,168,288
Total assets	63,968,188	104,954,722
Current liabilities:
Trade and other payables	21,984,254	22,700,849
Current portion of operating lease liabilities	489,849	641,698
Deferred revenues		285,004
Provisions	5,936,933	1,118,613
Liability related to warrants	1,444,058	5,570,530
Total current liabilities	29,855,094	30,316,694
Operating lease liabilities	2,229,583	2,063,421
Loans and borrowings	15,936,658	11,648,320
Other liability	23,000	88,688
Total liabilities	48,044,335	44,117,123
Shareholders' Equity:
Share capital - without par value (11,778,392 shares issued and outstanding as of December 31, 2022;5,560,829 shares issued and outstanding as of March 31, 2022)	321,791,727	317,051,125
Warrants	6,117,600	6,079,890
Additional paid-in capital	57,303,078	55,980,367
Accumulated other comprehensive loss	(14,539,294)	(7,814,163)
Deficit	(357,075,395)	(323,181,697)
Total equity attributable to equity holders of the Company	13,597,716	48,115,522
Non-controlling interest	2,326,137	12,722,077
Total shareholders' equity	15,923,853	60,837,599
Commitments and contingencies
Total liabilities and shareholders' equity	$ 63,968,188	$ 104,954,722